Cover	Dec. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2025
Entity File Number	000-54457
Entity Registrant Name	UNIVERSAL TOKEN, INC.
Entity Central Index Key	0001919182
Entity Tax Identification Number	87-2595314
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	World Trade Center El Salvador
Entity Address, Address Line Two	Calle El Mirador
Entity Address, Address Line Three	87 Ave Norte
Entity Address, City or Town	San Salvador
Entity Address, Country	SV
Entity Address, Postal Zip Code	00000
City Area Code	(727)
Local Phone Number	692-3348
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false